Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Risk Management
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	21,273,094	24,972,158	5,928,108
Other receivables	930,246	5,925,568	1,406,664
Amount due from related parties	2,420,493	6,380,850	1,514,742
Cash and bank balances	13,901,973	23,037,161	5,468,763
	38,525,806	60,315,737	14,318,277

Financial liabilities at amortized cost
Trade payables	(27,396,814)	(25,154,330)	(5,971,354)
Other payables and accrued liabilities	(31,816,499)	(12,810,351)	(3,041,033)
Bank and other borrowings	(35,039,857)	(55,316,394)	(13,131,488)
Amount due to related parties	(2,168,066)	(3,114,186)	(739,273)
	(96,421,236)	(96,395,261)	(22,883,148)

Schedule of Foreign Currency Risk Based on the Carrying Amounts

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As of June 30, 2025	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,154	5,281

Financial liabilities in foreign currencies
Trade payables	(2,827,265)	(870,994)
Other payables	—	(47,244)
	(2,827,265)	(918,237)

	CNY	USD
As of December 31, 2024	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,194	1,136,521

Financial liabilities in foreign currencies
Trade payables	(7,075,765)	—

Schedule of Foreign Currencies

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	RM	RM
United States Dollar	86,376	(69,385)
Chinese Yuan Renminbi	(537,591)	(214,708)

Schedule of Financial Liabilities

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of June 30, 2025
Trade payables	25,154,330	25,154,330	25,154,330	—	—
Other payables and accrued liabilities	12,810,351	12,810,351	12,810,351	—	—
Bank and other borrowings	55,316,394	61,508,674	37,516,252	12,137,677	11,854,745
Lease liabilities	611,522	650,000	312,000	338,000	—
Amount due to related parties	3,114,186	3,260,994	3,260,994	—	—
	97,006,783	103,384,349	79,053,927	12,475,677	11,854,745

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	USD	USD	USD	USD	USD
As of June 30, 2024
Trade payables	5,971,354	5,971,354	5,971,354	—	—
Other payables and accrued liabilities	3,041,033	3,041,033	3,041,033	—	—
Bank and other borrowings	13,131,488	14,601,465	8,905,935	2,881,347	2,814,183
Lease liabilities	145,169	154,303	74,065	80,238	—
Amount due to related parties	739,273	774,123	774,123	—	—
	23,028,317	24,542,278	18,766,510	2,961,585	2,814,183

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of December 31, 2024
Trade payables	27,396,814	27,396,814	27,396,814	—	—
Other payables and accrued liabilities	31,816,499	31,816,499	31,816,499	—	—
Bank and other borrowings	35,039,857	35,668,434	33,045,385	1,289,377	1,333,672
Lease liabilities	747,819	806,000	312,000	494,000	—
Amount due to related parties	2,168,066	2,292,276	2,292,276	—	—
	97,169,055	97,980,023	94,862,974	1,783,377	1,333,672